Investment Securities (Schedule Of Unrealized Loss On Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		$ 494,068
Securities Available-for-Sale, Less than 12 months, Unrealized losses		11,462
Securities Available-for-Sale, 12 months or longer, Fair value		221
Securities Available-for-Sale, 12 months or longer, Unrealized losses		14
Securities Available-for-Sale, Fair value, Total		494,289
Securities Available-for-Sale, Unrealized losses, Total		11,476
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		74,379
Securities Available-for-Sale, Less than 12 months, Unrealized losses		1,956
Securities Available-for-Sale, 12 months or longer, Fair value
Securities Available-for-Sale, 12 months or longer, Unrealized losses
Securities Available-for-Sale, Fair value, Total		74,379
Securities Held-to-Maturity, Unrealized losses, Total		1,956
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		1,459
Securities Available-for-Sale, Less than 12 months, Unrealized losses		52
Securities Available-for-Sale, 12 months or longer, Fair value
Securities Available-for-Sale, 12 months or longer, Unrealized losses
Securities Available-for-Sale, Fair value, Total		1,459
Securities Available-for-Sale, Unrealized losses, Total		52
U.S. Government Sponsored Entities Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		418,156
Securities Available-for-Sale, Less than 12 months, Unrealized losses		9,425
Securities Available-for-Sale, 12 months or longer, Fair value
Securities Available-for-Sale, 12 months or longer, Unrealized losses
Securities Available-for-Sale, Fair value, Total		418,156
Securities Available-for-Sale, Unrealized losses, Total		9,425
Securities Held-to-Maturity, Less than 12 months, Fair value		297,584
Securities Held-to-Maturity, Less than 12 months, Unrealized losses		4,620
Securities Held-to-Maturity, 12 months or longer, Fair value	38,775
Securities Held-to-Maturity, 12 months or longer, Unrealized losses	32
Securities Held-to-Maturity, Fair value, Total	38,775	297,584
Securities Held-to-Maturity, Unrealized losses, Total	32	4,620
Other Equity Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		74
Securities Available-for-Sale, Less than 12 months, Unrealized losses		29
Securities Available-for-Sale, 12 months or longer, Fair value	80	221
Securities Available-for-Sale, 12 months or longer, Unrealized losses	32	14
Securities Available-for-Sale, Fair value, Total	80	295
Securities Available-for-Sale, Unrealized losses, Total	$ 32	$ 43